Company Financial Information Condensed Balance Sheet Parent Corporation (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Condensed Balance Sheet Statements, Captions [Line Items]
Corporate-owned life insurance	$ 4,704	$ 4,598
Other assets	19,626	20,490
Total assets	393,780	385,303
Long-term debt	21,547	20,264
Total liabilities	354,805	346,600
Shareholders’ equity	38,037	37,441
Total liabilities, temporary equity and permanent equity	393,780	385,303
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and due from banks	9,383	7,517
Securities	26	30
Loans, net of allowance	20	76
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	57,561	55,071
Corporate-owned life insurance	728	712
Other assets	1,509	1,361
Total assets	69,227	64,767
Deferred compensation	473	501
Affiliate borrowings	8,243	6,120
Other liabilities	1,623	1,194
Long-term debt	20,851	19,511
Total liabilities	31,190	27,326
Shareholders’ equity	38,037	37,441
Total liabilities, temporary equity and permanent equity	69,227	64,767
Bank Subsidiaries | Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	30,156	28,600
Nonbank Subsidiaries | Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	$ 27,405	$ 26,471